UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2008 (unaudited)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS

BUSINESS SERVICES & SUPPLIES — 24.9%
Brady Corporation	509,000	$17,015,870
Charles River Laboratories International, Inc.*	433,635	25,558,447
CLARCOR, Inc.	397,600	14,134,680
Copart, Inc.*	288,100	11,166,756
Invitrogen Corporation*	251,800	21,521,346
Manpower Inc.	291,400	16,394,164
ScanSource, Inc.*	864,600	31,289,874
		$137,081,137
PRODUCER DURABLE GOODS — 14.6%
Franklin Electric Co., Inc.	311,800	$10,654,206
Graco Inc.	480,100	17,408,426
HNI Corporation	495,100	13,313,239
IDEX Corporation	724,000	22,219,560
Zebra Technologies Corporation (Class A)*	509,300	16,969,876
		$80,565,307
ENERGY — 11.8%
Helix Energy Solutions Group, Inc.*	677,700	$21,347,550
Noble Corporation	883,800	43,898,346
		$65,245,896
RETAILING — 11.2%
CarMax, Inc.*	1,064,512	$20,672,823
O’Reilly Automotive, Inc.*	985,000	28,092,200
Signet Group plc	10,300,000	12,669,000
		$61,434,023
TECHNOLOGY — 10.7%
Cognex Corporation	691,500	$15,095,445
Maxim Integrated Products, Inc.	410,000	8,359,900
Microchip Technology Incorporated	496,851	16,261,933
Plantronics, Inc.	741,800	14,324,158
SanDisk Corporation*	206,700	4,665,219
		$58,706,655
HEALTH CARE — 7.4%
AmSurg Corporation*	336,100	$7,958,848
Bio-Rad Laboratories, Inc. (Class A)*	195,100	17,354,145
Lincare Holdings Inc.*	547,700	15,395,847
		$40,708,840
TRANSPORTATION — 5.9%
Heartland Express, Inc.	1,104,400	$15,748,744
Knight Transporation, Inc.	1,018,100	16,757,926
		$32,506,670
ENTERTAINMENT — 3.8%
Carnival Corporation	523,200	$21,179,136

FINANCIAL — 2.2%
Brown & Brown, Inc.	700,000	$12,166,000

CONSUMER DURABLE GOODS — 0.2%
Polaris Industries Inc.	22,600	$926,826

TOTAL COMMON STOCKS — 92.7% (Cost $335,237,951)		$510,520,490

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,060,000
ProLogis (Series G)	120,000	2,814,000
TOTAL PREFERRED STOCKS — 0.9% (Cost $5,726,454)		$4,874,000

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 4.1%
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$2,988,690
Central Garden & Pet Company — 9.125% 2013	3,000,000	2,407,500
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	2,000,000
Invacare Corporation — 9.75% 2015	3,000,000	3,038,880
JLG Industries, Inc. — 8.25% 2008	2,000,000	2,005,200
Nova Chemicals Corporation — 6.5% 2012	1,970,000	1,856,725
PolyOne Corporation — 6.58% 2011	1,500,000	1,421,220
Realty Income Corporation — 8.25% 2008	2,000,000	2,039,200
Rock-Tenn Company — 9.25% 2016	100,000	102,375
Titan International, Inc. — 8% 2012	3,000,000	2,902,500
Unisys Corporation — 6.875% 2010	2,000,000	1,893,400
		$22,655,690
U.S. GOVERNMENT AND AGENCIES — 0.0%
Federal Home Loan Mortgage Corporation — 6.5% 2023 (Interest Only)	$1,678	$1
Government National Mortgage Association (Mobile Home) — 9.75% 2010	100,560	105,293
		$105,294
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 4.1% (Cost $23,582,080)		$22,760,984

TOTAL INVESTMENT SECURITIES — 97.7% (Cost $364,546,485)		$538,155,474

SHORT-TERM INVESTMENT — 2.3% (Cost $12,718,000)
General Electric Capital Corporation — 2.2% 4/1/08	$12,718,000	$12,718,000

TOTAL INVESTMENTS — 100.0% (Cost $377,264,485)(A)		$550,873,474
Other assets and liabilities, net — 0.0%		(110,974)
TOTAL NET ASSETS — 100%		$550,762,500

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

	Gross unrealized appreciation:	$189,205,080
	Gross unrealized depreciation:	(15,596,091)
	Net unrealized appreciation:	$173,608,989

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: May 23, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: May 23, 2008